Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFM14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	SENTI BIOSCIENCES HOLDINGS, INC.
Entity Central Index Key	0001854270